Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Loss before tax for the period	SFr (85,937)	SFr (88,695)	SFr (38,643)
Non cash adjustments:
- Financial result	(2,721)	3,424	83
- Depreciation of property and equipment and right-of-use assets	406	287	299
- Share-based compensation expense	9,782	3,608	804
- Interest expense on Series B and C preferred shares		1,266	6,343
- Interest on lease liabilities	47	42	45
- Post-employment benefits	(36)	(171)	(9)
- Fair value adjustment on warrant liabilities	15,531	3,431
- Merger and listing expense		34,863
Working capital adjustments:
- De/(Increase) in other current assets	4,981	(5,556)	(1,796)
- De/(Increase) in accrued income	247	36	(152)
- (De)/Increase in trade payables	(1,708)	3,729	3,043
- (De)/Increase in accrued expenses and other payables	11,114	(11,549)	4,903
- (De)/Increase in other operating assets/liabilities	(95)	(29)
- (De)/Increase in long-term payables	(378)	378
Interest received	1,474	1,238	126
Interest paid on lease liabilities	(54)	(46)	(100)
Taxes paid	(152)	(101)	(20)
Net cash outflow from operating activities	(47,499)	(53,845)	(25,074)
Investing activities
Payment for purchase of property and equipment	(230)	(48)	(65)
Payment for short-term financial assets, net	(17,327)	(54,163)
Payment for purchase of intangible assets			(3,483)
Net cash outflow from investing activities	(17,557)	(54,211)	(3,548)
Financing activities
Proceeds from the shares issued to PIPE investors		67,054
Proceeds from the shares issued to CLA investors		18,368
Proceeds from EBAC non-redeemed shareholders		12,014
Transaction costs related to the business combination		(4,607)	(214)
Proceeds from sale of shares in public offerings	53,541	38,179
Transaction costs related to equity issuance in public offerings	(1,868)	(2,983)
Transaction costs related to ATM Offering Program and loan facility	(1,026)
Proceeds from exercises of warrants	2,719	1,531
Proceeds from stock options exercised	938	274	120
Proceeds from issuance of preferred shares, classified as liabilities			2,030
Transaction costs for issuance of preferred shares, classified as liabilities/capital increase			(63)
Principal payment of lease obligation	(274)	(158)	(159)
Net cash inflow from financing activities	54,030	129,672	1,714
(Decrease)/Increase in cash and cash equivalents	(11,026)	21,616	(26,909)
Cash and cash equivalents, beginning of period	38,327	19,786	46,277
Effect of foreign exchange rate changes	407	(3,075)	418
Cash and cash equivalents, end of period	27,708	38,327	19,786
Net cash and cash equivalents variation	(11,026)	21,616	(26,909)
Supplemental Non-Cash Investing Information
Intangible assets acquisition recorded in accrued expenses	SFr 1,087
Supplemental Non-Cash Financing Information
Transaction costs recorded in accrued expenses and other payables		SFr 378	SFr 356